SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
(20) Subsequent Events
On March 15, 2013, the Company completed a private placement of its common stock. The total amount of stock sold was 500,000 shares and the aggregate amount of proceeds was $1,736,000. The proceeds will be used to provide working capital at the Company and invested as additional equity in the Bank.